Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost	¥ (916)
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost	936
Estimated portions of net transition obligation that will be recognized as a component of net pension	45
Accumulated benefit obligations for all defined benefit pension plans	86,744	¥ 79,178
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	19,351	21,279
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	18,822	21,061
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	6,529	8,031
Expected pension plans contributions by Company and certain subsidiaries	3,127
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	1,350	1,248	¥ 1,044
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost	(102)
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost	663
Estimated portions of net transition obligation that will be recognized as a component of net pension	3
Accumulated benefit obligations for all defined benefit pension plans	89,425	98,634
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	99,715	110,498
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	89,407	98,621
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	85,151	86,978
Expected pension plans contributions by Company and certain subsidiaries	1,577
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,926	¥ 2,526	¥ 1,560
Equity securities | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	30.00%
Equity securities | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	40.00%
Debt Securities | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Debt Securities | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	60.00%	60.00%
Other Plan Asset | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%	30.00%
Other Plan Asset | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	10.00%